Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	September 30, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$113,794	$—	$—	$113,794

Totals	$113,794	$—	$—	$113,794

Short-term investments:
U.S. government treasury securities	$4,995	$—	$—	$4,995

Totals	$4,995	$—	$—	$4,995

	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$23,854	$—	$—	$23,854

Totals	$23,854	$—	$—	$23,854

Short-term investments:
U.S. government treasury securities	93,822	—	—	$93,822

Totals	$93,822	$—	$—	$93,822

The following tables present information about the Company’s financial assets measured at fair value on a recurring basis:

	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$23,854	$—	$—	$23,854

Totals	$23,854	$—	$—	$23,854

Short-term investments:
U.S. government treasury securities	$93,822	$—	$—	$93,822

Totals	$93,822	$—	$—	$93,822

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$32,641	$—	$—	$32,641

Totals	$32,641	$—	$—	$32,641

Short-term investments:
U.S. government treasury securities	$99,036	$—	$—	$99,036
Marketable securities:
Corporate and agency bonds	—	28,667	—	28,667

Totals	$99,036	$28,667	$—	$127,703